JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 82.1%
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	198,389	27,048,356
Automobiles — 2.4%
Tesla, Inc. *	1,581,293	413,713,688
Beverages — 2.0%
Coca-Cola Co. (The)	1,180,123	84,803,639
Constellation Brands, Inc., Class A	217,593	56,071,540
Monster Beverage Corp. *	1,242,194	64,805,261
PepsiCo, Inc.	806,635	137,168,282
		342,848,722
Biotechnology — 3.0%
AbbVie, Inc.	445,300	87,937,844
Amgen, Inc.	240,452	77,476,039
Biogen, Inc. *	225,814	43,771,786
Regeneron Pharmaceuticals, Inc. *	153,047	160,889,128
Vertex Pharmaceuticals, Inc. *	311,332	144,794,286
		514,869,083
Broadline Retail — 5.0%
Amazon.com, Inc. *	3,909,552	728,466,824
MercadoLibre, Inc. (Brazil) *	53,743	110,278,486
		838,745,310
Chemicals — 1.0%
Linde plc	354,916	169,245,244
Commercial Services & Supplies — 0.5%
Copart, Inc. *	1,684,237	88,254,019
Communications Equipment — 0.9%
Cisco Systems, Inc.	2,993,735	159,326,577
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	303,838	269,358,464
Dollar Tree, Inc. *	275,411	19,366,901
		288,725,365
Electric Utilities — 1.1%
NextEra Energy, Inc.	761,908	64,404,083
Southern Co. (The)	648,102	58,445,839
Xcel Energy, Inc.	863,177	56,365,458
		179,215,380
Electrical Equipment — 0.4%
Eaton Corp. plc	207,013	68,612,389
Entertainment — 2.2%
Netflix, Inc. *	437,343	310,194,270
Take-Two Interactive Software, Inc. *	357,626	54,970,692
		365,164,962
Financial Services — 0.8%
Corpay, Inc. *	113,444	35,480,746

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	105,745	52,216,881
PayPal Holdings, Inc. *	533,178	41,603,879
		129,301,506
Food Products — 1.0%
Kraft Heinz Co. (The)	1,446,705	50,793,813
Mondelez International, Inc., Class A	1,678,118	123,626,953
		174,420,766
Ground Transportation — 0.9%
CSX Corp.	2,946,777	101,752,210
Uber Technologies, Inc. *	628,848	47,264,215
		149,016,425
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc. *	616,363	41,320,976
Intuitive Surgical, Inc. *	408,176	200,524,623
		241,845,599
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	95,641	55,919,380
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A *	152,158	19,295,156
Booking Holdings, Inc.	44,369	186,887,552
Chipotle Mexican Grill, Inc. *	1,118,836	64,467,330
DoorDash, Inc., Class A *	236,446	33,747,938
Marriott International, Inc., Class A	352,546	87,642,936
Starbucks Corp.	685,056	66,786,109
		458,827,021
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	536,007	110,798,007
Industrial REITs — 0.2%
Prologis, Inc.	303,541	38,331,157
Interactive Media & Services — 8.3%
Alphabet, Inc., Class C	3,909,280	653,592,523
Meta Platforms, Inc., Class A	1,312,166	751,136,305
		1,404,728,828
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	289,457	22,340,291
MongoDB, Inc. *	98,307	26,577,298
		48,917,589
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	76,321	47,209,881
Machinery — 0.3%
Deere & Co.	110,779	46,231,400
Media — 1.4%
Charter Communications, Inc., Class A *	119,699	38,792,052

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	4,155,806	173,588,017
Trade Desk, Inc. (The), Class A *	227,267	24,919,826
		237,299,895
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	278,299	47,978,748
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	860,852	44,540,482
Professional Services — 0.4%
Verisk Analytics, Inc.	248,983	66,717,485
Semiconductors & Semiconductor Equipment — 19.2%
Advanced Micro Devices, Inc. *	1,670,801	274,145,028
Analog Devices, Inc.	720,819	165,910,909
Applied Materials, Inc.	474,231	95,818,374
ASML Holding NV (Registered), NYRS (Netherlands)	125,622	104,674,532
Broadcom, Inc.	3,645,153	628,788,892
Intel Corp.	2,329,840	54,658,046
Lam Research Corp.	170,778	139,368,510
Marvell Technology, Inc.	1,154,881	83,290,018
Micron Technology, Inc.	1,227,732	127,328,086
NVIDIA Corp.	9,177,195	1,114,478,682
NXP Semiconductors NV (China)	472,979	113,519,690
QUALCOMM, Inc.	946,091	160,882,775
Teradyne, Inc.	273,079	36,573,470
Texas Instruments, Inc.	728,678	150,523,014
		3,249,960,026
Software — 12.6%
Adobe, Inc. *	358,579	185,665,035
ANSYS, Inc. *	44,267	14,104,794
Crowdstrike Holdings, Inc., Class A *	235,742	66,118,559
HubSpot, Inc. *	78,734	41,854,994
Intuit, Inc.	340,666	211,553,586
Microsoft Corp.	2,690,759	1,157,833,598
Oracle Corp.	382,341	65,150,906
Palo Alto Networks, Inc. *	429,208	146,703,294
ServiceNow, Inc. *	72,471	64,817,338
Synopsys, Inc. *	254,241	128,745,100
Workday, Inc., Class A *	177,967	43,496,915
		2,126,044,119
Specialty Retail — 1.3%
Lowe's Cos., Inc.	267,603	72,480,272
O'Reilly Automotive, Inc. *	88,996	102,487,794
Ross Stores, Inc.	255,670	38,480,892
		213,448,958
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	5,507,759	1,283,307,847

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	525,211	57,526,361
Super Micro Computer, Inc. * (a)	25,316	10,541,582
		1,351,375,790
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	57,629	15,637,629
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.	847,801	174,952,214
Total Common Stocks (Cost $11,127,496,632)		13,889,272,000
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 15.5%
Barclays Bank plc, ELN, 68.35%, 10/25/2024, (linked to Nasdaq-100 Index) (United Kingdom) (b)	13,894	261,108,831
BNP Paribas, ELN, 59.55%, 11/1/2024, (linked to Nasdaq-100 Index) (b)	14,540	288,879,993
BNP Paribas, ELN, 60.70%, 11/4/2024, (linked to Nasdaq-100 Index) (b)	14,519	290,183,848
Mizuho Markets Cayman LP, ELN, 66.30%, 10/28/2024, (linked to Nasdaq-100 Index) (Japan) (b)	13,957	256,603,213
Morgan Stanley Finance LLC, ELN, 66.31%, 10/4/2024, (linked to Nasdaq-100 Index) (c)	13,788	277,373,748
Morgan Stanley Finance LLC, ELN, 73.11%, 10/11/2024, (linked to Nasdaq-100 Index) (c)	14,241	243,018,820
National Bank of Canada, ELN, 72.80%, 10/18/2024, (linked to Nasdaq-100 Index) (b)	14,339	238,016,789
Royal Bank of Canada, ELN, 71.55%, 10/21/2024, (linked to Nasdaq-100 Index) (Canada) (b)	14,035	257,991,791
Societe Generale SA, ELN, 69.66%, 10/15/2024, (linked to Nasdaq-100 Index) (b)	14,269	244,054,122
Societe Generale SA, ELN, 77.25%, 10/7/2024, (linked to Nasdaq-100 Index) (b)	13,952	270,068,166
Total Equity-Linked Notes (Cost $2,739,904,465)		2,627,299,321
	SHARES
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (d) (e) (Cost $293,447,613)	293,447,613	293,447,613
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (d) (e) (Cost $10,406,545)	10,406,545	10,406,545
Total Short-Term Investments (Cost $303,854,158)		303,854,158
Total Investments — 99.4% (Cost $14,171,255,255)		16,820,425,479
Other Assets Less Liabilities — 0.6%		97,221,412
NET ASSETS — 100.0%		16,917,646,891

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $10,119,769.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$13,889,272,000	$—	$—	$13,889,272,000
Equity Linked Notes	—	2,627,299,321	—	2,627,299,321
Short-Term Investments
Investment Companies	293,447,613	—	—	293,447,613

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$10,406,545	$—	$—	$10,406,545
Total Short-Term Investments	303,854,158	—	—	303,854,158
Total Investments in Securities	$14,193,126,158	$2,627,299,321	$—	$16,820,425,479
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	$—	$19,001,648	$8,595,103	$—	$—	$10,406,545	10,406,545	$6,529	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	133,145,071	1,411,696,663	1,251,394,121	—	—	293,447,613	293,447,613	2,286,048	—
Total	$133,145,071	$1,430,698,311	$1,259,989,224	$—	$—	$303,854,158		$2,292,577	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.